INVENTORIES	12 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 7. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Raw material	$39	$75
Finished goods	414	88
Project-in-progress	235	465
Total	$688	$628

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2013 and 2012, the Company determined that no allowance for obsolescence was necessary.